Intangible Assets, Net (Tables)	6 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of
	December 31, 2024	June 30, 2024
	USD	USD
Trademark	2,587,480	2,598,909
Less: accumulated amortization	(411,879)	(236,492)
Intangible asset, net	2,175,601	2,362,417

Schedule of Amortization Expense of Intangible Assets	Future estimated amortization expense of intangible assets is as follows:
Year	Amount
2025	352,855
2026	352,855
2027	352,855
2028	352,855
2029	352,855
Thereafter	411,326
Total	2,175,601